Goodwill and Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012
Changes in Goodwill

The following table summarizes the change in the Company’s goodwill balance during the 28-week period ended July 13, 2013 (dollars in thousands):

Balance – December 29, 2012	$15,002
Acquisition of supermarkets	4,306

Balance – July 13, 2013	$19,308

The following table summarizes the change in the Company’s goodwill balance during Fiscal 2012 (dollars in thousands):

Balance – December 31, 2011	$462
Acquisition of GU supermarkets (Note 2)	12,769
Acquisition of independent supermarkets	1,771

Balance – December 29, 2012	$15,002

Intangible Assets, Net of Accumulated Amortization

Intangible assets, net of accumulated amortization, consist of the following (dollars in thousands):

July 13, 2013	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Amortization Period
Tradename – indefinite	$41,011	$—	$41,011	Indefinite life
Favorable lease rights	32,651	(16,582)	16,069	9.8
Customer relationships	28,596	(24,173)	4,423	8.4
Franchise agreements	11,538	(5,896)	5,642	11.0
Tradenames – finite	5,310	(2,681)	2,629	8.8
Other	619	(363)	256	5.0

	$119,725	$(49,695)	$70,030	9.4

December 29, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradename – indefinite	$41,011	$—	$41,011
Favorable lease rights	32,826	(14,759)	18,067
Customer relationships	28,591	(22,794)	5,797
Franchise agreements	11,538	(5,331)	6,207
Tradenames – finite	5,310	(2,222)	3,088
Other	704	(376)	328

	$119,980	$(45,482)	$74,498

Intangible assets, net of accumulated amortization, consist of the following (dollars in thousands):

December 29, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Amortization Period
Tradename – indefinite	$41,011	$—	$41,011	Indefinite life
Favorable lease rights	32,826	(14,759)	18,067	9.8
Customer relationships	28,591	(22,794)	5,797	8.4
Franchise agreements	11,538	(5,331)	6,207	11.0
Tradenames – finite	5,310	(2,222)	3,088	8.8
Other	704	(376)	328	5.0

	$119,980	$(45,482)	$74,498	9.3

December 31, 2011	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradename – indefinite	$41,011	$—	$41,011
Customer relationships	28,591	(19,643)	8,948
Favorable/unfavorable lease rights	17,789	(6,610)	11,179
Franchise agreements	11,538	(4,288)	7,250
Tradenames – finite	4,310	(1,504)	2,806
Other	706	(237)	469

	$103,945	$(32,282)	$71,663

Expected Future Amortization of Intangible Assets

As of July 13, 2013, expected future amortization of intangible assets is as follows (dollars in thousands):

2013 (remaining period)	$3,680
2014	6,963
2015	5,744
2016	4,283
2017	3,112
Thereafter	5,237
As of December 29, 2012, expected future amortization of intangible assets is as follows (dollars in thousands):

2013	$8,153
2014	6,962
2015	5,743
2016	4,282
2017	3,111
Thereafter	5,236